Intangible Assets, Net - Schedule of Movement of Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026		Sep. 30, 2025
Gross Carrying Amount [Member]
Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year	$ 77,677,404		$ 44,733,835
Additions	7,133,256	[1]	33,171,338	[2]
Disposal	(4,644,234)	[3]
Foreign exchange translation	2,424,573		(227,769)
Balance at end of the year	82,590,999		77,677,404
Accumulated Amortization [Member]
Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year	17,927,585		5,937,573
Additions	7,834,013	[1]	11,921,079	[2]
Disposal	(176,213)	[3]
Foreign exchange translation	686,532		68,933
Balance at end of the year	$ 26,271,917		$ 17,927,585

[1]	Additions are all acquired from third-party suppliers in the current period.
[2]	Additions are all acquired from third-party suppliers in the current period.
[3]	In connection with the Company’s newly commenced digital asset sales business for the six months ended March 31, 2026, the Company sold digital intangible assets with a gross carrying value of $4,644,234 and accumulated amortization of $176,213. Net book value of disposed assets was transferred to cost of revenue to match the related operating revenue generated from digital asset sales.